Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Series F, convertible preferred stock	Dec. 31, 2012 Series F, convertible preferred stock	Dec. 31, 2011 Series F, convertible preferred stock	Mar. 31, 2013 Redeemable Series B, convertible preferred stock	Dec. 31, 2012 Redeemable Series B, convertible preferred stock	Dec. 31, 2011 Redeemable Series B, convertible preferred stock	Mar. 31, 2013 Redeemable Series C, convertible preferred stock	Dec. 31, 2012 Redeemable Series C, convertible preferred stock	Dec. 31, 2011 Redeemable Series C, convertible preferred stock	Mar. 31, 2013 Redeemable Series E, convertible preferred stock	Dec. 31, 2012 Redeemable Series E, convertible preferred stock	Dec. 31, 2011 Redeemable Series E, convertible preferred stock	Mar. 31, 2013 Redeemable Series F, convertible preferred stock	Dec. 31, 2012 Redeemable Series F, convertible preferred stock	Dec. 31, 2011 Redeemable Series F, convertible preferred stock	Mar. 31, 2013 Redeemable Series G, convertible preferred stock	Dec. 31, 2012 Redeemable Series G, convertible preferred stock	Dec. 31, 2011 Redeemable Series G, convertible preferred stock	Mar. 31, 2013 Redeemable Series H, convertible preferred stock	Dec. 31, 2012 Redeemable Series H, convertible preferred stock	Dec. 31, 2011 Redeemable Series H, convertible preferred stock	Mar. 31, 2013 Redeemable Series I, convertible preferred stock	Dec. 31, 2012 Redeemable Series I, convertible preferred stock	Dec. 31, 2011 Redeemable Series I, convertible preferred stock	Mar. 31, 2013 Preferred Stock Series A Convertible	Dec. 31, 2012 Preferred Stock Series A Convertible	Dec. 31, 2011 Preferred Stock Series A Convertible	Mar. 31, 2013 Redeemable Series D, convertible preferred stock	Dec. 31, 2012 Redeemable Series D, convertible preferred stock	Dec. 31, 2011 Redeemable Series D, convertible preferred stock
Allowance for doubtful accounts	$ 458,860	$ 522,297	$ 1,444
Preferred stock liability convertible preferred stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock liability cumulative percentage rate				12.00%	12.00%	12.00%
Preferred stock liability shares authorized				4,800	4,800	4,800
Preferred stock liability shares issued				575,575	575,575	0
Preferred stock liability shares outstanding				575,575	575,575	0
Preferred stock liability liquidation preference				575,000	575,000	575,000
Common stock liquidation preference with option, per share	$ 1.25	$ 1.25	$ 1.25
Common stock liquidation preference shares issued	40,000	40,000	0
Common stock liquidation preference shares outstanding	40,000	40,000	0
Common stock liquidation preference	500,000	500,000	500,000
Redeemable convertible preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized							60,000	60,000	60,000	1,500	1,500	1,500	3,500	3,500	3,500	4,800	4,800	4,800	3,500	3,500	3,500	2,000	2,000	2,000	4,500	4,500	4,500				1,000	1,000	1,000
Redeemable convertible preferred stock, shares issued							37,500	37,500	15,000	1,500	1,500	0	2,875	2,575	0	3,575	3,575	0				1,425	1,425	0	4,500	4,500	0				42	608	608
Redeemable convertible preferred stock, shares outstanding							37,500	37,500	15,000	1,500	1,500	0	2,875	2,575	0	3,575	3,575	0				1,425	1,425	0	4,500	4,500	0				42	608	408
Redeemable convertible preferred stock stated value										1,000	1,000	1,000	1,000	1,000	1,000																1,000	1,000	1,000
Redeemable preferred stock liquidation preference							$ 2,216,760	$ 2,216,760	$ 2,216,760	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 2,875,000	$ 2,575,000	$ 0	$ 3,575,000	$ 3,575,000	$ 0				$ 1,425,000	$ 1,425,000	$ 1,425,000	$ 4,500,000	$ 4,500,000	$ 4,500,000				$ 40,212	$ 605,872	$ 605,872
Cumulative annual dividends rate										10.00%	10.00%	10.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.00%	10.00%	10.00%							10.00%	10.00%	10.00%
Cumulative dividends rate maximum																						150.00%	150.00%	150.00%
Preferred stock, par value		$ 0.0001																										$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000																										20,000,000	20,000,000	20,000,000
Preferred stock, shares issued																												0	2,000,000	2,000,000
Preferred stock, shares outstanding																												0	2,000,000	2,000,000	42	608
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	2,759,562	1,955,930	1,269,901
Common stock, shares outstanding	2,759,562	1,955,930	1,269,901